Decommissioning obligations (Tables)	12 Months Ended
Dec. 31, 2020
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Detailed Information about Decommissioning Obligations

	Year Ended December 31,
	2020	2019
Opening carrying amount	$104,238	$131,565
Changes in estimates	26,529	(32,688)
Accretion of present value discount	3,197	5,361
	$133,964	$104,238